Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
70044	DTI	37.56%	37.82%	DTI discrepancy within 3% AUS tolerance
77921	DTI	44.77%	43.75%	DTI discrepancy within 3% AUS tolerance
83760	DTI	29.73%	29.87%	DTI discrepancy within 3% AUS tolerance
77354	DTI	28.87%	28.29%	Incoming Value:28.87 Audit Value: 28.29 1008 DTI of 28.874%. Audit used a more conservative net rental income figure based on documentation in the loan file.
93358	DTI	39.42%	34.83%	Audit used lower REO expenses than lender
93740	DTI	36.97%	35.72%
Incoming Value:36.97
Audit Value: 35.72 1008 DTI 36.97%.  Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

02091	DTI	44.35%	41.89%
Incoming Value:44.35
Audit Value: 41.89 within tolerance

Aus reported a higher loan amount than the note. Gross rent was not calculated correctly. DU reprted negative income for the subject property however calculations show that income should have been captured as positive income from using the 1007 or current lease agreement in file. Final 1003 reports positive income higher than UW calculation.   DTI discrepancy within 3% AUS tolerance

21803	CLTV	52.85%	52.84%	Incoming Value: 52.85 Audit Value: Audit Value of 1st + 2nd liens / Value 52.84 Rounding
21803	DTI	38.40%	34.79%	Incoming Value:38.40 Audit Value: 34.79 Lender included taxes/insurance on primary residence twice in qualifying DTI. Audit used lower REO expenses than lender
21803	LTV	52.85%	52.84%	Incoming Value: 52.85 Audit Value: Audit Value of 1st lien / Value 52.84 Rounding
22966	DTI	22.86%	21.58%	DTI discrepancy within 3% AUS tolerance
22974	Second Lien Amount	Per Tape	Per Data	found trust agreement in file
30160	CLTV	45.76%	45.75%	Rounding
30160	DTI	27.14%	24.20%	DTI discrepancy within 3% AUS tolerance
30160	LTV	45.76%	45.75%	Rounding
34927	DTI	48.40%	30.33%	Incoming Value:48.40 Audit Value: 30.33 AUS DTI is 37.17%. Audit used a more conservative net rental income figure based on documentation in the loan file. Audit used lower REO expenses than lender
55451	CLTV	48.44%	48.43%	Incoming Value: 48.44 Audit Value: Audit Value of 1st + 2nd liens / Value 48.43
55451	DTI	46.17%	45.48%	Incoming Value:46.17 Audit Value: 45.48 DTI discrepancy within 3% AUS tolerance
55451	LTV	48.44%	48.43%	Incoming Value: 48.44 Audit Value: Audit Value of 1st lien / Value 48.43
59685	DTI	49.93%	39.23%
Incoming Value:49.93
Audit Value: 39.23 1008 DTI 49.934% - Difference due to calculation of rental income/loss on subject property using Schedule E and actual documentation for PITI
 Audit used lower REO expenses than lender

60073	CLTV	65.39%	65.38%	Rounding
60073	DTI	42.66%	47.15%	Audit used higher REO expenses than lender
60073	LTV	65.39%	65.38%	Rounding
60073	Property Type	Single Family Detached (non PUD)	PUD (Only for use with Single Family Detached Homes with PUD riders)	Incoming Value: Single Family Detached (non PUD) Audit Value: Audit Value Pulled From Appraisal
71025	DTI	34.04%	34.02%	DTI discrepancy within 3% AUS tolerance
71026	DTI	46.89%	37.49%	Audit used lower REO expenses than lender
72027	DTI	45.63%	42.91%
Incoming Value:45.63
Audit Value: 42.91 1008 DTI 45.63%.  Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

79917	Property Type	Condo Low Rise (4 or fewer stories)	Condo High Rise (5+ stories)	Incoming Value: Condo Low Rise (4 or fewer stories) Audit Value: Audit Value Pulled From Appraisal
80585	DTI	42.36%	42.38%	Incoming Value:42.36 Audit Value: 42.38 No discrepancy DTI discrepancy within 3% AUS tolerance
84432	DTI	35.32%	33.34%
Incoming Value:35.32
Audit Value: 33.34 1008 DTI 35.32%. Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

89560	DTI	43.22%	42.59%	Incoming Value:43.22 Audit Value: 42.59 within tolerance DTI discrepancy within 3% AUS tolerance
89573	DTI	11.92%	11.10%	Incoming Value:11.92 Audit Value: 11.10 AUS DU @ 11.92% -slightly off in Paragon DTI discrepancy within 3% AUS tolerance
89837	DTI	47.99%	47.98%	Incoming Value:47.99 Audit Value: 47.98 Rounding. DTI discrepancy within 3% AUS tolerance
95758	DTI	35.13%	35.02%	DTI discrepancy within 3% AUS tolerance
98445	DTI	45.56%	45.83%
Incoming Value:45.56
Audit Value: 45.83 1008 DTI 45.56%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

00990	DTI	49.16%	49.17%	DTI discrepancy within 3% AUS tolerance
01827	DTI	45.21%	24.66%	Audit used lower REO expenses than lender
02029	DTI	36.77%	27.69%
Incoming Value:36.77
Audit Value: 27.69 1008 DTI 36.771% - Difference due to calculation fo rental income/loss on 9 REO properties based on actual documentation in file
 Audit used lower REO expenses than lender

05168	DTI	47.65%	45.48%	Incoming Value:47.65 Audit Value: 45.48 1008 DTI 47.652% - Difference due to calculation of rental income/loss using actual documentation in file DTI discrepancy within 3% AUS tolerance
05809	DTI	37.21%	35.22%	Incoming Value:37.21 Audit Value: 35.22 1008 DTI 37.21%. Audit used less conservative figure for Net Rental Income based on the documentation in the loan file.
06146	DTI	38.61%	38.49%	Incoming Value:38.61 Audit Value: 38.49 1008 DTI is 38.612%. Audit use a less conservative amount for debts based on documentation in the loan file. DTI discrepancy within 3% AUS tolerance
06582	DTI	34.26%	35.23%	DTI discrepancy within 3% AUS tolerance
06582	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	Townhouse (Do not report as PUD)	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal
08678	DTI	29.49%	29.48%	Incoming Value:29.49 Audit Value: 29.48 1008 DTI 29.49%. Audit used a lower primary housing payment based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
08891	DTI	33.62%	25.93%	Incoming Value:33.62 Audit Value: 25.93 1008 DTI 33.62% - Difference due to calculation of rental income/loss on REO properties Audit used lower REO expenses than lender
12287	DTI	47.68%	33.54%	Audit used lower REO expenses than lender
12815	DTI	43.84%	43.38%	DTI discrepancy within 3% AUS tolerance
15512	DTI	48.35%	44.63%	Audit used lower REO expenses than lender
16717	DTI	42.90%	40.91%	Incoming Value:42.90 Audit Value: 40.91 within tolerance DTI discrepancy within 3% AUS tolerance
16884	DTI	39.27%	39.28%	DTI discrepancy within 3% AUS tolerance
17243	DTI	28.88%	33.78%	Incoming Value:28.88 Audit Value: 33.78 Lender miscalculated net rental income/debt for subject and 2 REO properties.
17933	DTI	39.82%	36.85%	DTI discrepancy within 3% AUS tolerance
18087	DTI	49.36%	49.35%	DTI discrepancy within 3% AUS tolerance
18096	DTI	37.79%	13.35%	Audit used lower REO expenses than lender
18248	DTI	39.36%	13.18%	Incoming Value:39.36 Audit Value: 13.18 Audit used lower REO expenses than lender
20515	DTI	49.82%	32.87%	Incoming Value:49.82 Audit Value: 32.87 Lender included PITi payment on primary residence twice in total debts. Audit used lower REO expenses than lender
28716	DTI	47.69%	48.20%	DTI discrepancy within 3% AUS tolerance
29501	DTI	38.70%	38.68%	Incoming Value:38.70 Audit Value: 38.68 1008 DTI 38.703% - Difference du to calculation of rental income/loss on subject property DTI discrepancy within 3% AUS tolerance
30059	DTI	34.91%	34.92%	Incoming Value:34.91 Audit Value: 34.92 Rounding DTI discrepancy within 3% AUS tolerance
30127	DTI	36.65%	36.58%	DTI discrepancy within 3% AUS tolerance
31045	DTI	45.28%	41.41%	Incoming Value:45.28 Audit Value: 41.41 Lender miscalculated net rental debt on XXXXXXXXXXXXX. Audit used lower REO expenses than lender
31151	DTI	38.51%	35.54%	Incoming Value:38.51 Audit Value: 35.54 1008 DTI 38.506% - Difference due to calcualation of PITIA om REO properties
33333	DTI	32.91%	32.96%	Incoming Value:32.91 Audit Value: 32.96 DTI discrepancy within 3% AUS tolerance
33500	DTI	37.12%	36.92%	Incoming Value:37.12 Audit Value: 36.92 within tolerance DTI discrepancy within 3% AUS tolerance
33871	DTI	33.48%	30.67%	DTI discrepancy within 3% AUS tolerance
34079	DTI	35.54%	38.14%	Incoming Value:35.54 Audit Value: 38.14 No Discrepacy DTI discrepancy within 3% AUS tolerance
34798	DTI	16.96%	16.79%	Incoming Value:16.96 Audit Value: 16.79 DTI discrepancy within 3% AUS tolerance
36224	DTI	48.37%	47.12%	Incoming Value:48.37 Audit Value: 47.12 within tolerance DTI discrepancy within 3% AUS tolerance
36766	DTI	37.77%	37.63%
Incoming Value:37.77
Audit Value: 37.63 1008 DTI 37.77%.  Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
 DTI discrepancy within 3% AUS tolerance

36766	Property Type	4 Family	Single Family Detached (non PUD)	Incoming Value: 4 Family Audit Value: Audit Value Pulled From Appraisal
38960	DTI	35.08%	36.38%	Incoming Value:35.08 Audit Value: 36.38 1008 DTI 35.08%. Audit used a lower consumer debt amount and a higher primary housing payment based on the documentation in the loan file.
38960	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	1 Family Attached	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal
41000	DTI	34.70%	25.02%	DTI discrepancy within 3% AUS tolerance
41065	DTI	42.32%	42.67%	DTI discrepancy within 3% AUS tolerance
43448	DTI	49.33%	47.44%	Incoming Value:49.33 Audit Value: 47.44 1008 DTI 46.82%. Audit used a more conservative net rental income figure based on documentation in the loan file. DTI discrepancy within 3% AUS tolerance
45508	DTI	39.26%	36.43%	Incoming Value:39.26 Audit Value: 36.43 1008 DTI 39.26%. Audit used a less conservative figure for consumer debt based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
45796	DTI	37.12%	32.92%	Audit used lower REO expenses than lender
48175	DTI	46.99%	48.96%	DTI discrepancy within 3% AUS tolerance
48732	DTI	46.32%	19.93%	Audit used lower REO expenses than lender
54502	DTI	43.90%	43.37%	DTI discrepancy within 3% AUS tolerance
56125	DTI	31.43%	31.62%	DTI discrepancy within 3% AUS tolerance
56418	DTI	43.31%	49.13%	Audit used higher REO expenses than lender
56418	Property Type	Condo Low Rise (4 or fewer stories)	Condo High Rise (5+ stories)	Incoming Value: Condo Low Rise (4 or fewer stories) Audit Value: Audit Value Pulled From Appraisal
56777	DTI	35.62%	35.60%	DTI discrepancy within 3% AUS tolerance
57473	DTI	31.43%	31.79%	DTI discrepancy within 3% AUS tolerance
58376	DTI	41.46%	41.43%	DTI discrepancy within 3% AUS tolerance
61984	DTI	48.16%	48.01%	DTI discrepancy within 3% AUS tolerance
62762	DTI	41.13%	40.57%	DTI discrepancy within 3% AUS tolerance
68164	DTI	46.76%	39.27%	Audit used lower REO expenses than lender
70623	DTI	13.76%	21.37%	Audit used higher REO expenses than lender
70972	DTI	48.24%	47.72%	DTI discrepancy within 3% AUS tolerance
75201	DTI	15.45%	17.62%	DTI discrepancy within 3% AUS tolerance
75733	DTI	42.60%	42.66%	DTI discrepancy within 3% AUS tolerance
76966	DTI	38.46%	33.63%	Audit used lower REO expenses than lender
78037	DTI	35.29%	41.30%	Audit used higher REO expenses than lender
78611	DTI	31.37%	31.38%	DTI discrepancy within 3% AUS tolerance
79827	DTI	47.52%	43.97%	Audit used lower REO expenses than lender
80048	DTI	49.36%	33.41%	Audit used lower REO expenses than lender
80922	DTI	32.22%	26.20%	Audit used lower REO expenses than lender
82867	DTI	29.66%	27.32%	DTI discrepancy within 3% AUS tolerance
83566	DTI	49.80%	49.81%	DTI discrepancy within 3% AUS tolerance
83781	DTI	13.76%	13.95%	DTI discrepancy within 3% AUS tolerance
84893	DTI	44.05%	44.10%	DTI discrepancy within 3% AUS tolerance
84990	CLTV	51.24%	51.23%	Rounding
84990	DTI	29.89%	27.21%	DTI discrepancy within 3% AUS tolerance
84990	LTV	51.24%	51.23%	Rounding
85781	DTI	18.27%	18.26%	DTI discrepancy within 3% AUS tolerance
86491	DTI	31.46%	31.56%	DTI discrepancy within 3% AUS tolerance
86811	DTI	37.71%	37.61%	DTI discrepancy within 3% AUS tolerance
87219	DTI	35.50%	39.78%	Audit used higher REO expenses than lender
87563	DTI	27.05%	27.19%	DTI discrepancy within 3% AUS tolerance
88116	DTI	42.65%	43.90%	DTI discrepancy within 3% AUS tolerance
88221	DTI	42.49%	44.72%	DTI discrepancy within 3% AUS tolerance
88572	DTI	45.48%	38.99%	Audit used lower REO expenses than lender
90580	DTI	38.73%	29.45%	Audit used lower REO expenses than lender
90765	DTI	44.81%	44.82%	Incoming Value:44.81 Audit Value: 44.82 DTI discrepancy within 3% AUS tolerance
92495	DTI	34.92%	34.01%	DTI discrepancy within 3% AUS tolerance
93086	DTI	28.32%	28.30%	DTI discrepancy within 3% AUS tolerance
94523	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	Townhouse (Do not report as PUD)	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal Property type is Townhouse per appraisal
94542	DTI	30.22%	28.87%	DTI discrepancy within 3% AUS tolerance
94920	DTI	11.61%	14.00%	DTI discrepancy within 3% AUS tolerance
94920	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	1 Family Attached	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal
95466	DTI	39.88%	39.90%	DTI discrepancy within 3% AUS tolerance
95852	DTI	18.90%	22.95%	Audit used higher REO expenses than lender
97062	DTI	46.36%	46.37%	DTI discrepancy within 3% AUS tolerance
99003	DTI	20.36%	20.14%	DTI discrepancy within 3% AUS tolerance
99043	DTI	40.18%	39.31%	DTI discrepancy within 3% AUS tolerance
00972	DTI	49.92%	49.49%	DTI discrepancy within 3% AUS tolerance
01514	DTI	34.78%	35.03%	DTI discrepancy within 3% AUS tolerance
02133	DTI	39.39%	39.41%	DTI discrepancy within 3% AUS tolerance
03824	DTI	44.30%	44.00%	DTI discrepancy within 3% AUS tolerance
06696	DTI	40.52%	38.36%	DTI discrepancy within 3% AUS tolerance
07712	DTI	40.88%	35.49%	Audit used lower REO expenses than lender
07758	DTI	47.00%	46.20%	DTI discrepancy within 3% AUS tolerance
08612	DTI	46.10%	43.54%	DTI discrepancy within 3% AUS tolerance
09513	DTI	49.59%	47.70%	DTI discrepancy within 3% AUS tolerance
11466	DTI	40.20%	39.39%	DTI discrepancy within 3% AUS tolerance
11833	DTI	35.80%	33.34%	DTI discrepancy within 3% AUS tolerance
11833	Sales Price	Per Tape	Per Data	Sales price taken from Final CD and Purchase Contract
11904	CLTV	66.44%	66.43%	Rounding
11904	DTI	40.17%	40.16%	DTI discrepancy within 3% AUS tolerance
11904	LTV	66.44%	66.43%	Rounding
15011	DTI	39.81%	38.61%	DTI discrepancy within 3% AUS tolerance
15295	DTI	48.76%	48.59%	Incoming Value:48.76 Audit Value: 48.59 1008 DTI 48.76%. Audit used a lower consumer debt amount based on the documentation in the loan file. DTI discrepancy within 3% AUS tolerance
18485	DTI	28.01%	25.37%	DTI discrepancy within 3% AUS tolerance
18894	DTI	31.74%	29.78%	DTI discrepancy within 3% AUS tolerance
20254	DTI	43.80%	43.62%	DTI discrepancy within 3% AUS tolerance
23685	DTI	39.16%	40.01%	DTI discrepancy within 3% AUS tolerance
24256	DTI	43.67%	44.35%	DTI discrepancy within 3% AUS tolerance
31218	CLTV	69.93%	69.92%	Rounding
31218	LTV	69.93%	69.92%	Rounding
32970	DTI	24.54%	22.08%	DTI discrepancy within 3% AUS tolerance
34835	DTI	0.54%	37.87%	Audit used higher REO expenses than lender
34852	DTI	7.65%	7.45%	DTI discrepancy within 3% AUS tolerance
35968	DTI	32.21%	32.22%	DTI discrepancy within 3% AUS tolerance
36221	DTI	34.68%	33.20%	DTI discrepancy within 3% AUS tolerance
37774	DTI	31.11%	32.60%	DTI discrepancy within 3% AUS tolerance
38739	DTI	29.58%	28.40%	DTI discrepancy within 3% AUS tolerance
40377	DTI	47.86%	46.90%	DTI discrepancy within 3% AUS tolerance
40457	DTI	46.07%	41.35%	Audit used lower REO expenses than lender
#N/A	DTI	21.45%	22.52%	DTI discrepancy within 3% AUS tolerance
#N/A	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	1 Family Attached	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal
43128	DTI	41.16%	41.15%	DTI discrepancy within 3% AUS tolerance
44507	DTI	22.40%	22.29%	DTI discrepancy within 3% AUS tolerance
46485	DTI	35.38%	37.98%	DTI discrepancy within 3% AUS tolerance
49430	DTI	34.59%	34.91%	DTI discrepancy within 3% AUS tolerance
58233	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	Townhouse (Do not report as PUD)	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal
060184	DTI	22.64%	20.32%	DTI discrepancy within 3% AUS tolerance
60844	DTI	34.09%	33.73%	DTI discrepancy within 3% AUS tolerance
63485	DTI	49.44%	44.96%	Audit used lower REO expenses than lender
73487	DTI	43.28%	41.67%	DTI discrepancy within 3% AUS tolerance
80843	DTI	48.21%	48.22%	Incoming Value:48.21 Audit Value: 48.22 DTI discrepancy within 3% AUS tolerance
05656	CLTV	33.12%	33.11%	Rounding
05656	DTI	29.20%	28.19%	DTI discrepancy within 3% AUS tolerance
05656	LTV	33.12%	33.11%	Rounding
23210	DTI	46.68%	46.69%	DTI discrepancy within 3% AUS tolerance
23966	DTI	36.78%	33.48%	Audit used lower REO expenses than lender
25831	DTI	27.75%	42.84%
Incoming Value:27.75
Audit Value: 42.84 1008 DTI 27.52%.  Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
 Audit used higher REO expenses than lender

26886	DTI	44.82%	47.24%	DTI discrepancy within 3% AUS tolerance
29317	DTI	36.46%	36.48%	DTI discrepancy within 3% AUS tolerance
29963	CLTV	48.13%	48.12%	Rounding
29963	DTI	15.80%	17.06%	DTI discrepancy within 3% AUS tolerance
29963	LTV	48.13%	48.12%	Rounding
30082	DTI	33.19%	33.27%	DTI discrepancy within 3% AUS tolerance
30907	DTI	44.45%	39.76%	Audit used lower REO expenses than lender
30946	DTI	44.75%	44.84%	DTI discrepancy within 3% AUS tolerance
34538	DTI	41.56%	28.31%	Audit used lower REO expenses than lender
38297	DTI	46.54%	46.63%	DTI discrepancy within 3% AUS tolerance
42317	DTI	34.23%	29.77%	Audit used lower REO expenses than lender
42736	DTI	47.52%	44.96%	DTI discrepancy within 3% AUS tolerance
44679	DTI	38.68%	36.65%	DTI discrepancy within 3% AUS tolerance
45110	CLTV	62.25%	62.24%	Incoming Value: 62.25 Audit Value: Audit Value of 1st + 2nd liens / Value 62.24 Rounding
45110	DTI	42.97%	43.33%	Incoming Value:42.97 Audit Value: 43.33 within tolerance DTI discrepancy within 3% AUS tolerance
45110	LTV	62.25%	62.24%	Incoming Value: 62.25 Audit Value: Audit Value of 1st lien / Value 62.24 Rounding
49884	DTI	32.32%	31.46%	DTI discrepancy within 3% AUS tolerance
49884	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	1 Family Attached	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal
50350	DTI	27.05%	27.79%	DTI discrepancy within 3% AUS tolerance
50834	DTI	43.89%	36.12%	Audit used lower REO expenses than lender
52310	DTI	50.72%	49.52%	DTI discrepancy within 3% AUS tolerance
52381	DTI	42.80%	42.81%	DTI discrepancy within 3% AUS tolerance
52750	DTI	42.94%	47.22%	Audit used higher REO expenses than lender
52940	DTI	39.68%	38.92%	DTI discrepancy within 3% AUS tolerance
53737	DTI	40.57%	33.11%	Audit used lower REO expenses than lender
54497	DTI	41.63%	40.08%	DTI discrepancy within 3% AUS tolerance
55406	DTI	38.14%	39.07%	DTI discrepancy within 3% AUS tolerance
55596	DTI	26.77%	36.23%	Audit used higher REO expenses than lender
56749	DTI	36.96%	36.82%	Incoming Value:36.96 Audit Value: 36.82 1008 DTI 36.961% - Difference due to calculation of rental income/loss on subject property DTI discrepancy within 3% AUS tolerance
57416	DTI	30.29%	30.17%	DTI discrepancy within 3% AUS tolerance
57823	Property Type	Condo Low Rise (4 or fewer stories)	Condo High Rise (5+ stories)	Incoming Value: Condo Low Rise (4 or fewer stories) Audit Value: Audit Value Pulled From Appraisal
57961	DTI	45.89%	45.16%	DTI discrepancy within 3% AUS tolerance
58114	Property Type	Condo Low Rise (4 or fewer stories)	Condo High Rise (5+ stories)	Incoming Value: Condo Low Rise (4 or fewer stories) Audit Value: Audit Value Pulled From Appraisal
58187	DTI	48.69%	40.02%	Audit used lower REO expenses than lender
58680	DTI	46.96%	44.46%	DTI discrepancy within 3% AUS tolerance
58680	Property Type	2 Family	3 Family	Incoming Value: 2 Family Audit Value: Audit Value Pulled From Appraisal
58787	DTI	40.59%	39.62%	DTI discrepancy within 3% AUS tolerance
59324	DTI	49.11%	48.26%	DTI discrepancy within 3% AUS tolerance
59747	DTI	48.38%	37.54%	Audit used lower REO expenses than lender
59866	DTI	12.14%	12.75%	DTI discrepancy within 3% AUS tolerance
60024	DTI	27.66%	27.48%	DTI discrepancy within 3% AUS tolerance
60933	DTI	43.42%	44.21%	DTI discrepancy within 3% AUS tolerance
60940	DTI	37.03%	37.66%	DTI discrepancy within 3% AUS tolerance
60969	DTI	30.87%	33.44%	DTI discrepancy within 3% AUS tolerance
61846	DTI	48.69%	48.54%	DTI discrepancy within 3% AUS tolerance
62045	DTI	25.43%	25.51%	DTI discrepancy within 3% AUS tolerance
62697	DTI	45.06%	45.07%	DTI discrepancy within 3% AUS tolerance
63200	DTI	39.55%	33.06%	Audit used lower REO expenses than lender
64837	DTI	26.05%	25.47%	DTI discrepancy within 3% AUS tolerance